Note 3 - Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration paid:
Cash	$445,386
Fair value of rollover equity	164,908
Total consideration paid	$610,294

Net assets acquired:
Current assets	$49,112
Intangible assets	220,700
Property and equipment	219,279
Liabilities assumed	(117,608)
Total net assets acquired	371,483

Goodwill	$238,811
Consideration paid:
Cash, net of cash acquired	$21,000
Total consideration paid	$21,000

Net assets acquired:
Inventory	$140
Property, plant and equipment	16,163
Intangible assets	2,810
Total net assets acquired	19,113

Goodwill	$1,887

Consideration paid:
Cash	$21,000,000
Total consideration paid	$21,000,000

Net assets acquired:
Inventory	$140,000
Property, plant and equipment	16,163,000
Intangible assets	2,810,000
Total net assets acquired	19,113,000

Goodwill	$1,887,000
Consideration paid:
Cash, net of cash acquired	$11,267,729
Debt issued to sellers	1,941,150
Total consideration paid	$13,208,879

Net assets acquired:
Trade accounts receivable	$1,624,598
Inventory	178,432
Prepaid expenses and other current assets	223,619
Property, plant and equipment	9,194,329
Intangible assets	1,194,454
Accounts payable	(533,129)
Accrued expenses and other current liabilities	(971,005)
Deferred tax liabilities	(879,069)
Total net assets acquired	10,032,229

Goodwill	$3,176,650
Consideration paid:
Cash, net of cash acquired	$49,159,520
Debt issued to sellers	6,221,000
Contingent consideration	908,266
Total consideration paid	$56,288,786

Net assets acquired:
Trade accounts receivable	$6,344,614
Inventory	564,833
Other current assets	726,679
Property and equipment	25,641,272
Intangible assets	18,574,662
Accounts payable	(1,579,842)
Accrued expenses and other current liabilities	(3,291,260)
Capital lease obligation	(183,405)
Deferred tax liabilities	(5,369,822)
Total net assets acquired	41,427,731

Goodwill	$14,861,055

Business Acquisition, Pro Forma Information [Table Text Block]
	Successor	Predecessor
(in thousands)	November 1, 2018 through January 31, 2019	November 1, 2017 through January 31, 2018
Revenue	$24,396	$52,802
Pro forma revenue adjustments by Business Combination
O'Brien	-	3,254
CPH	33,970	-
Total pro forma revenue	$58,366	$56,056
	Successor	Predecessor
	November 1, 2018 through January 31, 2019	November 1, 2017 through January 31, 2018
Net (loss) income	$(22,575)	$17,558
Pro forma net income adjustments by Business Combination
O'Brien	-	(5,811)
CPH	(3,630)	-
Total pro forma net (loss) income	$(26,205)	$11,747

	2018	2017	2016

Revenue	$243,223,267	$211,210,599	$172,425,547
Pro forma revenue adjustments by Business Combination:
O'Brien	6,990,368	13,796,172	-
Reilly	-	6,068,988	10,234,834
Camfaud	-	2,288,111	40,295,176
Total pro forma revenue	$250,213,635	$233,363,870	$222,955,557
	2018	2017	2016

Net income	$28,381,842	$913,813	$6,233,591
Pro forma net income adjustments by Business Combination:
O'Brien	(1,012,914)	(1,482,009)	-
Reilly	-	341,452	1,209,435
Camfaud	-	(309,078)	9,881,174
Total pro forma net income	$27,368,928	$(535,822)	$17,324,200